Advances from the Federal Home Loan Bank (Details) - Schedule of advances from the federal home loan bank $ in Thousands	Jun. 30, 2020 USD ($)
Schedule of advances from the federal home loan bank [Abstract]
2021	$ 28,342
2022	6,307
2023	12,679
2024	3,659
2025	3,643
2026	31
2027	22
2028-2032	32
Advances from the Federal Home Loan Bank	$ 54,715